Loss Per Share: Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Details
LOSS BEFORE PROVISION FOR INCOME TAXES	$ (988,741)	$ (741,846)	$ (1,932,706)	$ (1,212,513)	$ (2,196,834)	$ (1,696,282)
Basic and diluted weighted-average common shares outstanding	4,570,199	3,117,851	4,207,116	3,117,851	3,125,022	3,114,241